Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Cash And Cash Equivalents [Abstract]
Letter of credit issued to various airlines against bank balances	$ 45	$ 125